GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	$ 5,973	$ 7,708	$ 11,211
Service Revenues	25,662	26,083	24,644
Total revenues	31,635	33,791	35,855
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	1,736	1,433	2,745
Service Revenues	4,191	3,837	3,536
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	1,099	2,421	2,893
Service Revenues	4,164	4,881	6,186
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	922	2,127	3,035
Service Revenues	4,016	4,658	7,121
North and South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	1,961	1,343	2,091
Service Revenues	12,847	12,270	7,435
Africa and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	255	384	447
Service Revenues	$ 444	$ 437	$ 366